Note 17 - Segment Information	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
NOTE
17.
SEGMENT INFORMATION

The Company has
two
reportable segments. The brokerage and advisory services segment includes broker - dealer and investment advisory services, sale of insurance products and licensed mortgage brokerage services provided by the Broker - Dealer Subsidiaries, NAM, National Insurance, Prime Financial, and GC. The tax and accounting services segment includes tax preparation and accounting services provided by Gilman.

Corporate pre - tax loss consists of certain expenses that have not been allocated to reportable segments.

Certain items in the pre - tax income for
2015
have been reclassified between segments to conform to their presentation in
2016.

Segment information for the years ended
September
30,
2016
and
2015
is as follows:

	Brokerage and Advisory Services	Tax and Accounting Services	Corporate		Total
2016
Revenues	$165,682,000	$8,394,000	$-		$174,076,000
Pre-tax income (loss)	4,227,000	(521,000)	(6,175,000)	(a)	(2,469,000)

Identifiable assets	39,467,000	4,304,000	16,775,000	(b)	60,546,000
Depreciation and amortization	760,000	181,000	272,000		1,213,000
Interest	51,000	-	-		51,000
Capital expenditures	127,000	96,000	709,000		932,000

2015
Revenues	$154,797,000	$8,249,000	$-		$163,046,000
Pre-tax income (loss)	4,473,000	(422,000)	(3,573,000)	(a)	478,000

Identifiable assets	41,466,000	4,077,000	17,839,000	(b)	63,382,000
Depreciation and amortization	744,000	113,000	270,000		1,127,000
Interest	13,000	-	-		13,000
Capital expenditures	152,000	40,000	62,000		254,000

(a)Consists of executive salaries and other expenses not allocated to reportable segments by management.
(b)Consists principally of deferred tax assets.